Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - Physical Liquefaction Supply Derivatives [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 41,000,000	$ 79,022,000
Valuation Technique	Income Approach	Income Approach
Significant Unobservable Input	Basis Spread	Basis Spread
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Input Range	$ (0.345)	$ (0.260)
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Input Range	$ 0.081	$ (0.003)